SECURITIES CLASS ACTION LAWSUITS (Details) (CAD) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended
	Feb. 06, 2012 Goldex mine item	Nov. 30, 2011 Goldex mine item	Oct. 03, 2013 Goldex mine Subsequent event	Sep. 30, 2013 Goldex Mine Ontario Claim	Apr. 12, 2012 Goldex Mine Claim 2 item	Sep. 30, 2013 Goldex Mine Claim 2
Securities class action lawsuits
Number of putative class actions against entity		2
Number of complaints to be consolidated	2
Number of days for plaintiffs to file a petition			90 days
Number of directors served with motion regarding Class Action					2
Damages sought				250.0		100.0
Maximum number of Quebec resident employees in entities on behalf of which the class action is pursued					50